Note 15 - Income Taxes (Detail) - Income tax (provision) benefit was as follows: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ (315,197)	$ (662,114)	$ (362,861)
Deferred	(568,521)	(3,276,319)	99,475
Total	$ (883,718)	$ (3,938,433)	$ (263,386)